SUBSEQUENT EVENTS (Details)	May 05, 2022 USD ($)	May 05, 2022 CNY (¥)	Apr. 28, 2022 $ / shares	Jul. 06, 2019 $ / shares shares	Apr. 29, 2022 USD ($) $ / shares shares	Apr. 02, 2022 USD ($)	Apr. 02, 2022 CNY (¥)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jul. 06, 2020 $ / shares	Dec. 31, 2019 $ / shares shares	Jul. 05, 2019 $ / shares shares	May 13, 2019 $ / shares	Dec. 04, 2018 $ / shares shares
Subsequent Event [Line Items]
Share Consolidation ratio				20
Par value per share | $ / shares				$ 0.0005				$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.01	$ 0.01	$ 0.01
Authorized ordinary shares | shares				100,000,000				100,000,000	100,000,000		100,000,000	5,000,000		5,000,000
Subsequent event
Subsequent Event [Line Items]
Share Consolidation ratio			3.2
Par value per share | $ / shares			$ 0.0005		$ 0.0016
Authorized share capital | $					$ 50,000
Authorized ordinary shares | shares					31,250,000
Cash consideration liquidated	$ 1,270,000	¥ 8,180,000
Subsequent event | Beijing Xunhuo
Subsequent Event [Line Items]
Authorized share capital						$ 157,000	¥ 1.0